Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
C000065113
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Bond Income Fund
Account Value	$ 10,931	$ 10,749	$ 11,078	$ 10,950	$ 11,125	$ 11,199	$ 10,747	$ 10,221	$ 10,418	$ 10,765	$ 10,837	$ 10,860	$ 10,884	$ 11,055	$ 10,980	$ 10,610	$ 10,954	$ 10,610	$ 10,656	$ 10,193	$ 10,362	$ 10,991	$ 11,425	$ 11,061	$ 11,253	$ 11,227	$ 11,826	$ 12,184	$ 12,401	$ 12,782	$ 12,829	$ 12,733	$ 12,709	$ 12,921	$ 12,967	$ 12,753	$ 12,517	$ 12,421	$ 12,257	$ 12,536	$ 12,887	$ 13,094	$ 13,116	$ 12,906	$ 13,021	$ 13,022	$ 13,227	$ 12,856	$ 12,738	$ 12,641	$ 12,203	$ 12,631	$ 12,399	$ 12,030	$ 12,091	$ 12,085	$ 12,034	$ 12,141	$ 11,776	$ 11,722	$ 11,518	$ 11,311	$ 11,304	$ 11,055	$ 11,052	$ 10,914	$ 10,752	$ 10,703	$ 10,802	$ 10,884	$ 10,789	$ 10,780	$ 10,840	$ 10,725	$ 10,846	$ 10,774	$ 10,876	$ 11,039	$ 10,947	$ 10,985	$ 10,956	$ 11,014	$ 10,900	$ 10,828	$ 10,821	$ 10,687	$ 10,624	$ 10,637	$ 10,528	$ 10,499	$ 10,474	$ 10,821	$ 10,940	$ 10,978	$ 10,973	$ 10,867	$ 10,557	$ 10,529	$ 10,485	$ 10,335	$ 10,229	$ 10,105	$ 10,178	$ 10,169	$ 10,260	$ 10,193	$ 10,244	$ 10,176	$ 10,307	$ 10,320	$ 10,411	$ 10,361	$ 10,514	$ 10,255	$ 10,227	$ 10,145	$ 10,041	$ 10,151	$ 10,012	$ 10,005	$ 10,000
C000065111
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Core Fund
Account Value	$ 17,078	16,538	16,922	16,434	16,039	16,112	15,559	14,772	15,007	15,518	15,692	15,487	14,996	15,272	15,078	14,649	15,048	14,669	14,978	14,212	13,578	14,333	14,766	14,212	14,998	14,948	15,723	15,542	15,854	16,368	15,820	15,791	15,244	15,722	15,615	15,439	15,478	15,253	14,951	14,550	14,482	14,599	14,259	13,412	13,652	13,835	13,489	13,007	12,892	12,535	11,650	12,612	13,209	13,229	12,996	12,841	12,669	12,569	12,487	12,433	11,861	12,315	11,961	11,852	11,543	11,025	11,487	11,344	11,899	11,890	11,756	11,326	11,380	11,237	11,317	11,451	11,827	11,559	11,477	11,360	11,183	10,989	10,883	10,803	10,750	10,591	10,538	10,468	10,203	10,088	9,967	9,976	10,219	10,237	10,280	10,037	10,002	9,880	9,741	9,323	9,358	9,680	9,793	9,813	9,467	9,607	9,986	9,978	10,209	10,274	10,200	10,258	10,011	10,110	10,242	10,136	10,056	10,168	9,968	10,144	10,000
C000112018
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Global High Income Fund
Account Value	$ 14,444	13,947	14,068	13,665	13,772	13,812	13,147	12,696	12,928	13,031	13,301	12,992	12,709	13,198	13,069	12,850	13,185	12,554	12,604	11,832	11,508	12,230	12,454	12,218	13,164	12,953	13,787	13,712	13,662	13,613	13,151	13,371	13,248	13,236	13,163	13,236	13,297	13,029	12,846	12,614	12,443	12,308	11,970	11,097	11,333	11,745	11,592	11,403	11,297	11,003	10,519	11,946	12,441	12,653	12,405	12,470	12,350	12,101	12,492	12,470	11,927	12,253	12,177	12,209	11,970	11,351	11,587	11,482	11,849	11,639	11,870	11,482	11,514	11,640	11,577	11,493	11,922	11,493	11,326	11,361	11,340	11,157	11,045	10,699	10,699	10,597	10,536	10,414	10,231	9,956	9,848	9,975	9,965	9,741	9,517	9,254	9,000	9,244	8,728	8,221	8,095	8,328	8,660	8,801	8,424	8,875	9,160	9,400	9,639	9,869	9,455	9,722	9,519	9,574	9,713	9,639	9,745	10,097	9,903	10,132	10,000
C000012974
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Growth Fund Investor Shares
Account Value	$ 29,850	28,328	29,641	29,206	27,678	27,152	26,024	23,828	24,281	25,756	26,174	25,714	24,078	23,583	23,135	21,786	22,503	21,172	22,537	21,303	20,046	22,147	23,387	21,286	23,136	23,451	25,872	25,453	26,419	28,323	27,445	27,060	25,314	27,007	26,243	25,399	24,491	24,668	23,252	22,622	22,510	23,028	22,225	20,351	21,254	22,082	20,213	18,790	18,031	16,916	14,978	16,555	17,845	17,649	17,164	16,642	16,348	16,291	16,379	15,827	14,650	15,713	14,944	14,412	13,917	12,941	14,090	13,992	15,406	15,185	14,375	13,791	13,668	13,202	13,069	13,467	13,707	12,887	12,815	12,354	12,102	11,972	11,883	11,762	11,725	11,581	11,352	11,245	10,775	10,533	10,450	10,208	10,496	10,550	10,599	10,029	10,222	10,132	10,258	9,507	9,772	10,581	10,797	10,755	10,094	10,313	11,012	10,863	11,028	10,933	11,020	11,148	10,470	10,813	10,892	10,536	10,348	10,556	10,063	10,157	10,000
C000188907
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Growth Fund Z Shares
Account Value	$ 25,792	24,474	25,602	25,221	23,898	23,434	22,459	20,556	20,947	22,213	22,568	22,166	20,756	20,324	19,928	18,765	19,372	18,230	19,397	18,333	17,249	19,050	20,114	18,303	19,888	20,159	22,231	21,870	22,693	24,329	23,566	23,231	21,729	23,176	22,514	21,784	21,003	21,150	19,937	19,386	19,294	19,730	19,042	17,433	18,204	18,906	17,306	16,084	15,428	14,471	12,812	14,161	15,259	15,086	14,671	14,224	13,968	13,915	13,986	13,512	12,503	13,406	12,751	12,291	11,862	11,030	12,004	11,921	13,123	12,930	12,239	11,736	11,631	11,233	11,120	11,455	11,661	10,957	10,893	10,499	10,285	10,178	10,107	10,000
C000065110
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant International Fund Investor Shares
Account Value	$ 20,370	19,469	20,440	20,273	19,574	19,085	18,182	16,222	16,240	17,076	17,494	17,285	16,693	17,128	17,059	15,996	16,492	15,290	15,787	14,366	13,661	14,819	15,891	14,637	15,970	16,187	17,625	17,268	17,634	19,759	18,853	19,263	18,733	20,017	19,174	17,962	17,489	17,368	16,542	16,301	16,702	16,815	15,690	14,147	14,658	14,874	14,339	13,699	13,331	12,251	11,564	13,547	14,595	14,611	14,274	14,104	13,896	13,888	13,996	13,957	13,409	13,541	13,131	12,931	12,321	11,518	12,019	11,612	12,612	12,726	12,491	11,841	11,991	11,941	12,098	12,119	12,569	11,991	11,827	11,615	11,530	11,183	11,150	10,698	10,711	10,389	10,245	10,068	9,865	9,557	9,330	9,563	9,854	9,686	9,673	9,188	9,207	9,188	9,129	8,554	8,599	8,922	9,285	9,389	8,874	9,281	10,018	9,942	10,221	10,387	9,961	10,088	9,459	9,497	9,834	9,682	9,859	10,159	10,159	10,428	10,000
C000188908
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant International Fund Z Shares
Account Value	$ 19,355	18,487	19,413	19,248	18,578	18,115	17,259	15,391	15,400	16,197	16,584	16,387	15,819	16,230	16,156	15,153	15,613	14,478	14,939	13,598	12,932	14,018	15,030	13,845	15,104	15,301	16,658	16,321	16,658	18,657	17,811	18,196	17,690	18,900	18,098	16,956	16,502	16,381	15,602	15,368	15,753	15,859	14,790	13,339	13,820	14,016	13,504	12,903	12,557	11,534	10,888	12,752	13,737	13,752	13,434	13,268	13,065	13,058	13,152	13,116	12,601	12,717	12,333	12,138	11,566	10,813	11,276	10,895	11,831	11,937	11,717	11,102	11,236	11,189	11,329	11,349	11,777	11,229	11,073	10,869	10,783	10,459	10,435	10,000
C000065112
Account Value [Line Items]
Line Graph and Table Measure Name	Sextant Short-Term Bond Fund
Account Value	$ 11,159	11,087	11,108	11,062	11,083	11,036	10,945	10,834	10,814	10,818	10,801	10,760	10,765	10,790	10,753	10,623	10,697	10,616	10,597	10,495	10,504	10,645	10,743	10,644	10,720	10,665	10,764	10,885	10,943	11,043	11,056	11,069	11,104	11,139	11,152	11,120	11,137	11,104	11,072	11,104	11,157	11,166	11,154	11,118	11,147	11,154	11,162	11,104	11,068	10,968	10,782	10,957	10,878	10,798	10,781	10,787	10,729	10,756	10,677	10,681	10,603	10,566	10,550	10,450	10,437	10,381	10,303	10,291	10,297	10,285	10,251	10,238	10,247	10,213	10,221	10,210	10,241	10,270	10,276	10,308	10,319	10,330	10,320	10,289	10,297	10,264	10,254	10,241	10,230	10,219	10,188	10,261	10,253	10,245	10,235	10,226	10,179	10,189	10,160	10,090	10,101	10,072	10,082	10,092	10,063	10,054	10,065	10,055	10,066	10,058	10,030	$ 10,020	$ 10,033	$ 9,965	$ 10,015	$ 10,026	$ 9,996	$ 10,006	$ 9,978	$ 9,989	$ 10,000
C000153268
Account Value [Line Items]
Line Graph and Table Measure Name	Sustainable Bond Fund
Account Value	$ 11,232	11,061	11,256	11,159	11,195	11,244	10,889	10,514	10,643	10,854	11,007	10,913	10,760	10,854	10,784	10,584	10,760	10,514	10,517	10,295	10,295	10,610	10,726	10,598	10,855	10,820	11,088	11,204	11,309	11,496	11,411	11,570	11,627	11,741	11,752	11,707	11,741	11,650	11,513	11,570	11,672	11,717	11,637	11,319	11,363	11,455	11,452	11,191	11,097	10,927	10,760	11,079	11,047	10,969	10,920	10,978	10,912	10,946	10,856	10,816	10,673	10,680	10,621	10,517	10,503	10,244	10,293	10,425	10,566	10,531	10,547	10,442	10,484	10,565	10,614	10,600	10,696	10,579	10,534	10,519	10,621	10,628	10,628	10,496	10,400	10,291	10,271	10,214	10,140	9,990	10,006	10,257	10,244	10,224	10,191	10,099	9,988	9,996	9,938	9,744	9,837	9,809	9,871	9,894	9,856	9,839	9,893	9,856	9,960	9,945	10,000
C000153267
Account Value [Line Items]
Line Graph and Table Measure Name	Sustainable Equity Fund
Account Value	$ 20,139	$ 19,227	$ 19,991	$ 19,853	$ 19,025	$ 18,686	$ 17,765	$ 16,252	$ 16,494	$ 17,229	$ 17,649	$ 17,418	$ 16,630	$ 17,198	$ 16,840	$ 16,147	$ 16,557	$ 15,727	$ 16,124	$ 14,885	$ 14,084	$ 15,260	$ 16,384	$ 15,354	$ 16,645	$ 16,645	$ 17,769	$ 17,706	$ 18,560	$ 20,007	$ 19,187	$ 19,570	$ 18,804	$ 19,839	$ 19,353	$ 18,980	$ 18,887	$ 18,691	$ 18,142	$ 17,553	$ 17,729	$ 17,977	$ 17,235	$ 15,813	$ 16,390	$ 16,617	$ 15,854	$ 14,741	$ 14,153	$ 13,287	$ 12,329	$ 13,596	$ 14,369	$ 14,452	$ 13,929	$ 13,580	$ 13,334	$ 13,241	$ 13,323	$ 13,241	$ 12,452	$ 13,149	$ 12,472	$ 12,185	$ 11,775	$ 11,036	$ 11,700	$ 11,487	$ 12,514	$ 12,564	$ 12,300	$ 11,955	$ 11,975	$ 11,782	$ 11,843	$ 11,955	$ 12,310	$ 11,711	$ 11,540	$ 11,449	$ 11,106	$ 10,975	$ 10,905	$ 10,703	$ 10,673	$ 10,410	$ 10,219	$ 9,987	$ 9,654	$ 9,462	$ 9,459	$ 9,629	$ 9,810	$ 9,749	$ 9,609	$ 9,208	$ 9,378	$ 9,328	$ 9,408	$ 9,017	$ 9,047	$ 9,599	$ 9,759	$ 9,579	$ 9,018	$ 9,118	$ 9,800	$ 9,790	$ 10,000	$ 9,960	$ 10,000